UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax-Free Money Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Tax-Free Money Fund

Schedule of Investments as of September 30, 2004 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT TERM INVESTMENTS 98.8%
California 9.9%
Calif. St., Ser. A-1, G.O., F.R.D.D.	VMIG1		1.80%	10/01/04	$1,725	$1,725,000
Calif. St., Mun. Secs. Trust Rcpts.,
SGA 119, G.O., F.G.I.C., F.R.D.D.	A-1+	(c)	1.80	10/01/04	1,950	1,950,000
SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+	(c)	1.80	10/01/04	1,300	1,300,000
California Statewide Cmntys. Dev. Auth. Rev., Biola Univ., Ser. A, F.R.W.D.	VMIG1		1.78	10/07/04	500	500,000
Ind. Dev., Dix Metals Proj., Ser. B, F.R.W.D., A.M.T.	NR		1.95	10/06/04	500	500,000

						5,975,000

Delaware 1.3%
Delaware St. Econ. Dev. Auth. Rev., Gas Facs., Delmarva Pwr. & Lt., A.M.T., F.R.D.D.	VMIG2		2.05	10/01/04	800	800,000

Florida 4.4%
Florida St. Brd. of Ed. Pub. Ed., Mun. Secs. Trust Rcpts., Ser. SGA 102, G.O., F.R.D.D.	A-1+	(c)	1.80	10/01/04	300	300,000
Orange Cnty. Hlth. Facs. Auth. Rev., Ser. 171, F.R.W.D., F.S.A.	A-1	(c)	1.80	10/07/04	2,350	2,350,000

						2,650,000

Georgia 15.0%
Fulton Cnty. Res. Care Facs., Lenbrook Square Foundation, F.R.D.D.	A-1	(c)	1.77	10/01/04	5,550	5,550,000
Mun. Elec. Auth. T.E.C.P., Ser. A	NR		1.65	10/15/04	2,000	2,000,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	NR		1.99	10/07/04	1,520	1,520,000

						9,070,000

Illinois 8.0%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1	(c)	1.84	10/07/04	2,735	2,735,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High Sch., F.R.W.D.	A-1	(c)	1.95	10/06/04	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., F.R.D.D.	VMIG1		1.77	10/01/04	800	800,000
Quad Cities Reg. Econ. Dev. Auth. Rev., Two Rivers YMCA Proj., F.R.D.D.	A-1+	(c)	1.77	10/01/04	300	300,000

						4,835,000

Indiana 1.6%
South Bend Econ. Dev. Rev., Dynamic REHC Proj., Ser. 1999, A.M.T., F.R.W.D.	NR		1.90	10/06/04	945	945,000

Iowa 0.7%
Iowa Fin. Auth. Hlthcare Facs. Rev., Care Initiatives Proj., F.R.D.D.	VMIG1		1.77	10/01/04	435	435,000

Kansas 2.2%
Kansas St. Dev. Fin. Auth. Rev., Hays Med. Ctr., Ser. N, F.R.D.D.	VMIG1		1.77	10/01/04	1,310	1,310,000

Dryden Tax-Free Money Fund

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana 0.5%
West Baton Rouge Parish Ind. Dist. #3 Rev., Dow Chem. Co. Proj., Ser. A, A.M.T., F.R.D.D.	P-2		1.88%	10/01/04	$300	$300,000

Maine 5.6%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1		2.25	10/07/04	3,395	3,395,000

Massachusetts 3.3%
Massachusetts Port. Auth., T.E.C.P.	P-1		1.64	10/22/04	2,000	2,000,000

Minnesota 3.9%
Minneapolis Rev., People Serving People Proj., Ser. A, F.R.D.D.	A-1+	(c)	1.77	10/01/04	230	230,000
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	MIG1		1.89	10/07/04	1,500	1,500,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., F.R.D.D.	VMIG1		1.77	10/01/04	600	600,000

						2,330,000

Missouri 7.4%
Missouri St. Hlth. & Edl. Facs. Auth. Edl. Facs. Rev.,
Bethesda Hlth. Group., Ser. A, F.R.D.D.	VMIG1		1.77	10/01/04	1,150	1,150,000
St. Louis Univ., F.R.D.D., Ser. B	VMIG1		1.77	10/01/04	100	100,000
St. Louis Univ., F.R.D.D.	VMIG1		1.77	10/01/04	3,245	3,245,000

						4,495,000

Montana 1.8%
Butte Silver Bow Mont. Poll. Ctrl. Rev., Rhone-Poulenc Inc. Proj., Ser. 1992, F.R.W.D.	Aa2	(e)	1.80	10/06/04	1,100	1,100,000

Nevada 0.8%
Truckee Meadows Wtr. Auth. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-137, F.R.D.D., F.S.A.	A-1+	(c)	1.80	10/01/04	500	500,000

New York 10.3%
Bank of New York Mun. Cert. Trust Rev., Prince George, Ser. 2, F.R.W.D.	VMIG1		1.83	10/07/04	1,608	1,607,500
Mun. Secs. Trust Cert. Rev., Ser. 2000-109, Class A Cert., F.R.D.D.	VMIG1		1.80	10/01/04	2,000	2,000,000
New York City Trust Cult. Res. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-91, A.M.B.A.C., F.R.D.D.	A-1+	(c)	1.80	10/01/04	1,900	1,900,000
Ramapo Hsg. Auth. Rev., Fountainview College Rd., F.R.W.D.	VMIG1		1.79	10/07/04	750	750,000

						6,257,500

Ohio 2.3%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Prog., Ser. 1996, A.M.T., F.R.W.D.	NR		1.90	10/07/04	1,410	1,410,000

South Carolina 0.8%
Florence Cnty. Sld. Wste. Disp. & Wastewater Treatment, Roche Carolina Inc. Proj., A.M.T., F.R.D.D.	A-1+	(c)	1.81	10/01/04	500	500,000

Dryden Tax-Free Money Fund

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas 16.5%
Austin Util. Sys. Rev., T.E.C.P.	P-1	1.64%	10/22/04	$2,800	$2,800,000
Brownsville Util. Sys. Rev., T.E.C.P., Ser. A	P-1	1.65	11/09/04	2,400	2,400,000
Harris Cnty. G.O., T.E.C.P., Ser B	P-1	1.45	10/08/04	200	200,000
Houston Texas, T.E.C.P., Ser. B	P-1	1.40	10/13/04	2,000	2,000,000
San Antonio Wtr. Sys., T.E.C.P., Ser. A	P-1	1.65	11/09/04	2,600	2,600,000

					10,000,000

Wisconsin 2.5%
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	1.94	10/07/04	1,500	1,500,000

Total Investments 98.8% (amortized cost $59,807,500) (d)					59,807,500
Other assets in excess of liabilities 1.2%					743,221

Net Assets 100%					$60,550,721

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.R.W.D. – Floating Rate (Weekly) Demand Note (b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

T.C.R.S. – Transferable Custodial Receipts.

T.E.C.P. – Tax Exempt Commercial Paper.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(c)	Standard & Poor’s Rating.

(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

(e)	Long-Term Rating.

NR– Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Free Money Fund

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.